Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity [Abstract]
Preferred Stock

Note 8. Preferred Stock

Series A Preferred Stock

The shares of Series A Preferred Stock have a stated value of $0.25 per share and are initially convertible into shares of common stock at a price of $0.05 per share (subject to adjustment upon the occurrence of certain events). The Series A Preferred Stock does not accrue dividends and ranks prior to the common stock upon a liquidation of the Company. The Series A Preferred Stock votes on all matters brought before the shareholders together with the Common stock as a single class and each share of Series A Preferred Stock has a number of votes, initially 5, equal to the number of shares of preferred stock into which it is convertible as of the record date for any vote.

Series A-2 Preferred Stock

On December 30, 2021, the Company issued 2,644,424 of the Company’s Series A-2 Convertible Preferred Shares to its principal shareholder in satisfaction of multiple outstanding convertible promissory notes with initial principal amounts totaling $286,078 together with all interest accrued thereon.

The rights of holders of the Company’s common stock with respect to the payment of dividends and upon liquidation are junior in right of payment to holders of the Series A-2 Convertible Preferred Shares. The rights of the holders of the Company’s Series A-2 Preferred Shares are pari passu to the rights of the holders of the Company’s Series A Preferred Shares currently outstanding.

Holders of the Series A-2 Convertible Preferred Stock will vote on an as converted basis with the holders of the Company’s common stock and Series A Preferred Shares as to all matters to be voted on by the holders of the common stock. Each Series A-2 Preferred Share shall be entitled to a number of votes equal to five times the number of shares of common stock into which it is then convertible on the applicable record date.

Note 7. Preferred Stock

Issuance of Series A Preferred Stock

Effective September 1, 2019, the Company issued 1,080,092 shares of Series A Preferred Stock in satisfaction of a previously issued convertible promissory note held by its principal shareholder in the initial principal amount of $255,681 together with all interest accrued thereon.

The shares of Series A Preferred Stock have a stated value of $0.25 per share and are initially convertible into shares of common stock at a price of $0.05 per share (subject to adjustment upon the occurrence of certain events). The Series A Preferred Stock does not accrue dividends and ranks prior to the common stock upon a liquidation of the Company. The Series A Preferred Stock votes on all matters brought before the shareholders together with the Common stock as a single class and each share of Series A Preferred Stock has a number of votes, initially 5, equal to the number of shares of preferred stock into which it is convertible as of the record date for any vote.

Issuance of Series A-2 Preferred Stock

On December 30, 2021, the Board of Directors of the Company authorized the issuance of 2,644,424 of the Company’s Series A-2 Convertible Preferred Shares to its principal shareholder in satisfaction of multiple previously issued convertible promissory notes with initial principal amounts totaling $286,078 together with all interest accrued thereon.

The rights of holders of the Company’s common stock with respect to the payment of dividends and upon liquidation are junior in right of payment to holders of the Series A-2 Convertible Preferred Shares. The rights of the holders of the Company’s Series A-2 Preferred Shares are pari passu to the rights of the holders of the Company’s Series A Preferred Shares currently outstanding.

Holders of the Series A-2 Convertible Preferred Stock will vote on an as converted basis with the holders of the Company’s common stock and Series A Preferred Shares as to all matters to be voted on by the holders of the common stock. Each Series A-2 Preferred Share shall be entitled to a number of votes equal to five times the number of shares of common stock into which it is then convertible on the applicable record date.